Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets
8.	Intangible assets

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Software copyright	—	1,054
Customer relationship	—	2,793
Total cost	—	3,847
Less: accumulated amortization	—	(187)
Intangible assets, net	—	3,660

Amortization expenses for the years ended December 31, 2023, 2024 and 2025 was nil, nil and US$187, respectively. The estimated amortization expense for intangible assets in each of the next five years and thereafter are US$575, US$575, US$575, US$575, US$575 and US$785, respectively.